Taxation (Tables)	3 Months Ended
Mar. 31, 2026
Taxation
Schedule of income tax expense

	Three months ended
	March 31,	March 31,
	2026	2025(a)
	$'m	$'m

Current taxes	56.7	42.0
Deferred income taxes	(6.6)	2.1
Total taxation expense	50.1	44.1
(a)	The result for the period ended March 31, 2025 has been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 20.1 for more information.